Commitment (Tables)	6 Months Ended
Jun. 30, 2024
Commitment [Abstract]
Schedule of Exchange Rate	As of June 30, 2024, acquisition of Yingxuan Assets was summarized as follows:
	RMB	US $
Total purchase price	¥151,372,197	$20,829,508
Payments made as of December 31, 2023	122,178,968	16,812,386

Payments made in the six months of 2024	2,000,000	275,209
Total payments made	124,178,968	17,087,595
Remaining payment due	¥27,193,229	$3,741,913

Assets title passed to the Company	¥85,207,329	$11,724,919
Assets title not transferred	¥66,164,868	$9,104,589